SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

07-01    GER    5000     5.4650       6.16	       Weeden & Co.
07-02    " "    1000     5.6000       6.31	       	""
07-03    " "    5000     5.5600       6.32	       	""
07-07    " "    1000     5.6200       6.42	       	""
07-08    " "    5000     5.6476	  6.43	       	""
07-09    " "    3000     5.6400       6.40	       	""
07-10    " "    5000     5.5700       6.29	       	""
07-11    " "    5000     5.5240	  6.38	       	""
07-14    " "    3000     5.5600       6.52	       	""
07-15    " "    2000     5.6700       6.53	       	""
07-16    " "    2000     5.6150       6.48	       	""
07-17    " "    1000     5.5400       6.35	       	""
07-18    " "     500     5.6000       6.45	       	""
07-22    " "     500     5.5500       6.44		     	""
07-23    " "    4500     5.6749       6.45	       	""
07-24    " "    2200     5.7655       6.62	       	""
07-25    " "    3900     5.7572       6.60	       	""
07-28    " "    3500     5.8286       6.68	       	""
07-29    " "    1500     5.7800       6.70	       	""
07-30    " "    3500     5.7900       6.64	       	""
07-31    " "    3000     5.8400       6.73	       	""



The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          8/8/03